Goodwill and Intangible Assets (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Finite-lived intangible assets, net of accumulated amortization
Gross carrying amount	$ 150,700,000	$ 152,000,000
Accumulated amortization	(57,793,000)	(42,171,000)
Net carrying amount	92,900,000	109,800,000
Market Making [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	25,300,000	27,600,000
Institutional Sales and Trading [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	29,400,000	38,100,000
Electronic Execution Services [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	38,200,000	44,100,000
Customer and broker relationships [Member]
Finite-lived intangible assets, net of accumulated amortization
Gross carrying amount	93,600,000	95,100,000
Accumulated amortization	(42,700,000)	(32,800,000)
Net carrying amount	50,900,000	62,200,000
Customer and broker relationships [Member] | Institutional Sales and Trading [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	24,200,000	31,700,000
Customer and broker relationships [Member] | Electronic Execution Services [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	26,700,000	30,500,000
Trading rights [Member]
Finite-lived intangible assets, net of accumulated amortization
Gross carrying amount	28,500,000	28,600,000
Accumulated amortization	(3,200,000)	(1,000,000)
Net carrying amount	25,300,000	27,600,000
Trading rights [Member] | Market Making [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	25,300,000	27,600,000
Trade names [Member]
Finite-lived intangible assets, net of accumulated amortization
Gross carrying amount	9,800,000	9,800,000
Accumulated amortization	(2,200,000)	(1,700,000)
Net carrying amount	7,600,000	8,100,000
Trade names [Member] | Institutional Sales and Trading [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	1,400,000	1,500,000
Trade names [Member] | Electronic Execution Services [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	6,200,000	6,700,000
Other [Member]
Finite-lived intangible assets, net of accumulated amortization
Gross carrying amount	18,800,000	18,500,000
Accumulated amortization	(9,600,000)	(6,600,000)
Net carrying amount	9,200,000	11,900,000
Other [Member] | Institutional Sales and Trading [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	3,900,000	4,900,000
Other [Member] | Electronic Execution Services [Member]
Finite-lived intangible assets, net of accumulated amortization
Net carrying amount	$ 5,200,000	$ 7,000,000